CONSOLIDATED BALANCE SHEETS (Parentheticals) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Mezzanine equity, shares issued		813,868,585
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	1,219,469,778	1,151,269,325
Ordinary shares, shares issued		36,727,350
Ordinary shares, shares outstanding		23,850,343
Series A-1 and A-2 convertible redeemable preferred shares
Mezzanine equity, par value (in dollars per share)	$ 0.00025	$ 0.00025
Mezzanine equity, shares authorized		295,000,000
Mezzanine equity, shares issued		295,000,000
Mezzanine equity, shares outstanding		295,000,000
Series A-3 convertible redeemable preferred shares
Mezzanine equity, par value (in dollars per share)	$ 0.00025	$ 0.00025
Mezzanine equity, shares authorized		31,720,364
Mezzanine equity, shares issued		24,210,431
Mezzanine equity, shares outstanding		24,210,431
Series B convertible redeemable preferred shares
Mezzanine equity, par value (in dollars per share)	$ 0.00025	$ 0.00025
Mezzanine equity, shares authorized		114,867,321
Mezzanine equity, shares issued		114,867,321
Mezzanine equity, shares outstanding		114,867,321
Series C convertible redeemable preferred shares
Mezzanine equity, par value (in dollars per share)	$ 0.00025	$ 0.00025
Mezzanine equity, shares authorized		167,142,990
Mezzanine equity, shares issued		166,205,830
Mezzanine equity, shares outstanding		166,205,830
Series D convertible redeemable preferred shares
Mezzanine equity, par value (in dollars per share)	$ 0.00025	$ 0.00025
Mezzanine equity, shares authorized		240,000,000
Mezzanine equity, shares issued		213,585,003
Mezzanine equity, shares outstanding		213,585,003
Class A Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	2,500,000,000
Ordinary shares, shares issued	777,200,790
Ordinary shares, shares outstanding	770,268,810
Class B Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	132,030,222
Ordinary shares, shares issued	132,030,222
Ordinary shares, shares outstanding	132,030,222
Class C Ordinary Shares
Ordinary shares, par value (in dollars per share)	$ 0.00025	$ 0.00025
Ordinary shares, shares authorized	148,500,000
Ordinary shares, shares issued	148,500,000
Ordinary shares, shares outstanding	148,500,000